SEGMENTED INFORMATION (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segmented information
Liquids Pipelines	CAD 2,009	CAD 1,755	CAD 1,879
Energy	3,593	4,206	4,091
Revenues	13,449	12,547	11,353
Income from equity investments	773	514	440
Plant operating costs and other	(3,906)	(3,861)	(3,303)
Commodity purchases resold	(2,382)	(2,172)	(2,237)
Property taxes	(569)	(555)	(517)
Depreciation and amortization	(2,055)	(1,939)	(1,765)
Goodwill and other asset impairment charges	(1,257)	(1,388)	(3,745)
Gain (loss) on assets held for sale/sold	631	(833)	(125)
Segmented earnings/(losses)	4,684	2,313	101
Interest expense	(2,137)	(1,927)	(1,398)
Allowance for funds used during construction	507	419	295
Interest income and other	183	117	(103)
Income/(Loss) before Income Taxes	3,237	922	(1,105)
Income tax recovery/(expense)	107	(349)	(35)
Net Income/(Loss)	3,344	573	(1,140)
Net income attributable to non-controlling interests	(238)	(252)	(6)
Net Income/(Loss) Attributable to Controlling Interests and to Common Shares	3,106	321	(1,146)
Capital spending
Capital expenditures	7,383	5,007	3,918
Capital projects in development	146	295	511
Contributions to equity investments	1,681	765	493
Capital spending	9,210	6,067	4,922
Assets	86,010	87,941
GEOGRAPHIC INFORMATION
Revenues	13,449	12,547	11,353
Plant, Property and Equipment	57,277	54,475
Canada – domestic
Segmented information
Revenues	3,618	3,697	3,930
GEOGRAPHIC INFORMATION
Revenues	3,618	3,697	3,930
Canada – export
Segmented information
Revenues	1,255	1,177	1,292
GEOGRAPHIC INFORMATION
Revenues	1,255	1,177	1,292
United States
Segmented information
Revenues	8,006	7,295	5,872
GEOGRAPHIC INFORMATION
Revenues	8,006	7,295	5,872
Plant, Property and Equipment	30,693	29,414
Mexico
Segmented information
Revenues	570	378	259
GEOGRAPHIC INFORMATION
Revenues	570	378	259
Plant, Property and Equipment	4,952	4,530
Canadian
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	21,632	20,531
Intersegment Eliminations
Segmented information
Revenues	0	0	0
GEOGRAPHIC INFORMATION
Revenues	0	0	0
Corporate
Segmented information
Revenues	(51)	(56)	(47)
Income from equity investments	63	0	0
Plant operating costs and other	(51)	(64)	(105)
Commodity purchases resold	0	0	0
Property taxes	0	0	0
Depreciation and amortization	0	0	0
Goodwill and other asset impairment charges	0	0	0
Gain (loss) on assets held for sale/sold	0	0	0
Segmented earnings/(losses)	(39)	(120)	(152)
Capital spending
Capital expenditures	41	33	64
Capital projects in development	0	0	0
Contributions to equity investments	0	0	0
Capital spending	41	33	64
Assets	3,551	2,625
GEOGRAPHIC INFORMATION
Revenues	(51)	(56)	(47)
Plant, Property and Equipment	243	280
Canadian Natural Gas Pipelines
Segmented information
Natural Gas Pipelines	3,693	3,682	3,680
Canadian Natural Gas Pipelines | Operating segments
Segmented information
Natural Gas Pipelines	3,693	3,682	3,680
Income from equity investments	11	12	12
Plant operating costs and other	(1,300)	(1,245)	(1,204)
Commodity purchases resold	0	0	0
Property taxes	(260)	(267)	(272)
Depreciation and amortization	(908)	(875)	(849)
Goodwill and other asset impairment charges	0	0	0
Gain (loss) on assets held for sale/sold	0	0	0
Segmented earnings/(losses)	1,236	1,307	1,367
Capital spending
Capital expenditures	2,106	1,372	1,366
Capital projects in development	75	153	230
Contributions to equity investments	0	0	0
Capital spending	2,181	1,525	1,596
Assets	16,904	15,816
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	14,424	13,217
Canadian Natural Gas Pipelines | Intersegment Eliminations
Segmented information
Natural Gas Pipelines	0	0	0
U.S. Natural Gas Pipelines
Segmented information
Natural Gas Pipelines	3,584	2,526	1,444
U.S. Natural Gas Pipelines | Operating segments
Segmented information
Natural Gas Pipelines	3,635	2,582	1,491
Income from equity investments	240	214	162
Plant operating costs and other	(1,340)	(1,057)	(606)
Commodity purchases resold	0	0	0
Property taxes	(181)	(120)	(77)
Depreciation and amortization	(594)	(425)	(248)
Goodwill and other asset impairment charges	0	0	0
Gain (loss) on assets held for sale/sold	0	(4)	(125)
Segmented earnings/(losses)	1,760	1,190	597
Capital spending
Capital expenditures	3,712	1,517	534
Capital projects in development	0	0	3
Contributions to equity investments	118	5	0
Capital spending	3,830	1,522	537
Assets	35,898	34,422
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	20,262	18,055
U.S. Natural Gas Pipelines | Intersegment Eliminations
Segmented information
Natural Gas Pipelines	51	56	47
Mexico Natural Gas Pipelines
Segmented information
Natural Gas Pipelines	570	378	259
Mexico Natural Gas Pipelines | Operating segments
Segmented information
Natural Gas Pipelines	570	378	259
Income from equity investments	(9)	(3)	5
Plant operating costs and other	(42)	(43)	(51)
Commodity purchases resold	0	0	0
Property taxes	0	0	0
Depreciation and amortization	(93)	(45)	(44)
Goodwill and other asset impairment charges	0	0	0
Gain (loss) on assets held for sale/sold	0	0	0
Segmented earnings/(losses)	426	287	169
Capital spending
Capital expenditures	833	944	566
Capital projects in development	0	0	0
Contributions to equity investments	1,121	198	0
Capital spending	1,954	1,142	566
Assets	5,716	5,013
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	4,952	4,527
Mexico Natural Gas Pipelines | Intersegment Eliminations
Segmented information
Natural Gas Pipelines	0	0	0
Liquids Pipelines
Segmented information
Liquids Pipelines	2,009	1,755	1,879
Liquids Pipelines | Operating segments
Segmented information
Liquids Pipelines	2,009	1,755	1,879
Income from equity investments	(3)	(1)	0
Plant operating costs and other	(623)	(568)	(492)
Commodity purchases resold	0	0	0
Property taxes	(89)	(88)	(79)
Depreciation and amortization	(309)	(292)	(283)
Goodwill and other asset impairment charges	(1,236)	0	(3,686)
Gain (loss) on assets held for sale/sold	0	0	0
Segmented earnings/(losses)	(251)	806	(2,661)
Capital spending
Capital expenditures	341	668	1,012
Capital projects in development	71	142	278
Contributions to equity investments	117	327	311
Capital spending	529	1,137	1,601
Assets	15,438	16,896
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	13,419	14,147
Liquids Pipelines | Intersegment Eliminations
Segmented information
Liquids Pipelines	0	0	0
Energy
Segmented information
Energy	3,593	4,206	4,091
Energy | Operating segments
Segmented information
Energy	3,593	4,206	4,091
Income from equity investments	471	292	261
Plant operating costs and other	(550)	(884)	(845)
Commodity purchases resold	(2,382)	(2,172)	(2,237)
Property taxes	(39)	(80)	(89)
Depreciation and amortization	(151)	(302)	(341)
Goodwill and other asset impairment charges	(21)	(1,388)	(59)
Gain (loss) on assets held for sale/sold	631	(829)	0
Segmented earnings/(losses)	1,552	(1,157)	781
Capital spending
Capital expenditures	350	473	376
Capital projects in development	0	0	0
Contributions to equity investments	325	235	182
Capital spending	675	708	558
Assets	8,503	13,169
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	CAD 3,977	4,249
Energy | Intersegment Eliminations
Segmented information
Energy		CAD 0	CAD 0